Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from government contract	$ 852,282		$ 300,677		$ 2,489,145	$ 300,677	$ 3,954,576	$ 0
Operating expenses:
Research and development	4,728,998		4,276,868		10,083,586	8,702,596	23,713,602	20,720,766
General and administrative	1,542,190		1,086,030		3,229,635	2,543,383	5,385,254	6,022,173
Total operating expenses	6,271,188		5,362,898		13,313,221	11,245,979	29,098,856	26,742,939
Loss from operations	(5,418,906)		(5,062,221)		(10,824,076)	(10,945,302)	(25,144,280)	(26,742,939)
Other income (expense):
Interest income	49,123		5,471		96,642	38,420	173,359	776,177
Interest expense	(0)		7,292		(0)	7,292	21,375	(0)
Total other income (expense)	49,123		(1,821)		96,642	31,128	151,984	776,177
Net loss	$ (5,369,783)	$ (5,357,651)	$ (5,064,042)	$ (5,850,132)	$ (10,727,434)	$ (10,914,174)	$ (24,992,296)	$ (25,966,762)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.35)		$ (1.99)		$ (0.79)	$ (4.68)	$ (4.82)	$ (14.29)
Weighted average shares outstanding (in shares)	15,359,220		2,539,878		13,597,293	2,334,464	5,187,038	1,817,282